INVENTORIES	12 Months Ended
Sep. 30, 2023
INVENTORIES
INVENTORIES

6.         INVENTORIES

As of September 30, 2022 and 2023, inventories are comprised of work in progress of RMB 2.1 million and RMB 13 million, respectively. No inventories have been pledged as collateral for bank loans as of September 30, 2022 and 2023.

	September 30,
	2022	2023
	RMB	RMB
Work in progress	2,106	13,039